Discontinued Operations, Assets Held for Sale and Asset Sale Transaction	9 Months Ended
Sep. 30, 2017
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations, Assets Held for Sale and Asset Sale Transaction

Note 5. Discontinued Operations, Assets Held for Sale and Asset Sale Transaction

Subsequent to the merger with Essentialis (see Note 11), the Company explored opportunities divest, sell or dispose of the CoSense, Neo Force, Inc. and Serenz businesses.

Under ASC 205-20-45-10, during the period in which a component meets the assets held for sale and discontinued operations criteria, an entity must present the assets and liabilities of the discontinued operation separately in the asset and liability sections of the balance sheet for the comparative reporting periods. The prior period balance sheet should be reclassified for the held for sale items. For income statements, the current and prior periods should report the results of operations of the component in discontinued operations when comparative income statements are presented.

The components of the balance sheet accounts presented as assets and liabilities held for sale were as follows:

	September 30, 2017	December 31, 2016
Current assets
Accounts receivable	$126	$130
Inventory	437	660

Current assets held for sale	563	790

Long-term assets
Property & equipment, net	—	39
Goodwill	—	718
Other intangible assets	458	818

Long-term assets held for sale	458	1,575

Current liabilities
Accounts payable	23	127
Accrued compensation and other current liabilities	90	119

Total current liabilities for sale	113	246

Long-term liabilities
Other long-term liabilities	$—	81

Long-term liabilities held for sale	$—	$81

The components of the income statement accounts presented as Discontinued Operations were as follows.

	Three Months Ended September 30,		Nine Months Ended September 30,
	2017	2016	2017	2016
Product revenue	$61	$329	$702	$1,166
Cost of product revenue	237	399	769	1,288

Gross loss	(176)	(70)	(67)	(122)
Expenses
Research and development	573	423	1,946	2,273
Sales and marketing	37	342	220	1,454
General and administrative	204	138	600	314

Total expenses	814	903	2,766	4,041

Operating loss	(990)	(973)	(2,833)	(4,163)
Other income (expense)	(37)	—	(8)	27

Operating loss	(1,027)	(973)	(2,841)	(4,136)
Loss on sale of assets	(208)	—	(208)	—

Net loss from discontinued operations	$(1,235)	$(973)	$(3,049)	$(4,136)

On July 18, 2017, the Company completed the sale of stock of its wholly-owned subsidiary, NFI, which operations related primarily to the Company’s portfolio of neonatology resuscitation business pursuant to a Stock Purchase Agreement (the “Purchase Agreement”) with NeoForce Holdings, Inc. (“Holdings”), a wholly-owned subsidiary of Flexicare Medical Limited, a privately held United Kingdom company, for $720,000 and adjustments for inventory and the current cash balances held at NFI. The Company will also receive payment for the total outstanding accounts receivable and inventory balances held by NFI at the time of the closing of the sale transaction as the receivable balances are collected and the inventory is sold. The Purchase Agreement includes customary terms and conditions, including an adjustment to the purchase price based on inventory and accounts receivable, and provisions that require the Company to indemnify Holdings for certain losses that Holdings might incur resulting from a breach by the Company of its representations and warranties stated in the Purchase Agreement and other matters. Total sales proceeds recorded by the Company were $977,000 consisting of $720,000 received in cash upon completing the sales transaction and a receivable recorded by the Company in the total amount of $257,000 as the fair value of accounts receivable and inventory collections expected to be realized. Upon completing the sale transaction, the Company recorded a loss on the sale in the amount of $208,000 as the net book value of assets sold in the amount of $1.185 million exceeded the total proceeds of $977,000. The Company collected $142,000 of the receivable for inventory and accounts receivable by September 30, 2017, and the remaining balance of $115,000 for the receivable for inventory and accounts receivable is recorded in Current Assets Held for Sale in the Condensed Consolidated Balance Sheet as of September 30, 2017.

The NFI sale transaction is a continuation of the process previously disclosed by the Company of evaluating strategic alternatives and focusing on the Company’s rare disease therapeutic business.